Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	THIRD AVENUE TRUST
Central Index Key	0001031661
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

THIRD AVENUE VALUE FUND | THIRD AVENUE VALUE FUND
THIRD AVENUE VALUE FUND
Investment Objective
Third Avenue Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Value Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees THIRD AVENUE VALUE FUND	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses THIRD AVENUE VALUE FUND		Institutional Class	Investor Class
Management (Advisory) Fee		0.90%	0.90%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.21%	0.21%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	1.11%	1.36%
Expense Limitation Adjustment	[1]	0.04%	0.04%
Net Annual Fund Operating Expenses	[1]	1.15%	1.40%
[1]	Third Avenue Management LLC (the "Adviser") has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THIRD AVENUE VALUE FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	117	357	616	1,356
Investor Class	143	435	749	1,640

The Example reflects the impact of the Expense Limitation Agreement in year one only. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issues of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 31.32% (quarter ending 6/30/09) and the lowest return for a quarter was (23.79)% (quarter ending 12/31/08).
Average Annual Total Returns For the periods ending 12/31/12
Average Annual Returns THIRD AVENUE VALUE FUND		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		27.48%	(1.97%)	8.30%	11.76%	[1]	Nov 1, 1990
Investor Class	[2]	27.17%			4.61%	[1]	Dec 31, 2009
After Taxes on Distributions Institutional Class	[3]	26.82%	(2.45%)	7.47%	10.56%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class	[3]	18.35%	(1.88%)	6.98%	10.14%	[1]
MSCI World Index (reflects no deductions for fees, expenses, or taxes)	[4]	16.54%	(0.60%)	8.08%	7.27%	[1]
Standard & Poor’s 500 Index (S&P 500) (reflects no deductions for fees, expenses, or taxes)	[4]	16.00%	1.66%	7.10%	9.48%	[1]
[1]	Institutional Class commenced operations on November 1, 1990; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns for the Investor Class vary from those of the Institutional Class.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. The S&P 500 is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The index performance reported since inception is relevant for Institutional Class only.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THIRD AVENUE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Third Avenue Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example reflects the impact of the Expense Limitation Agreement in year one only. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issues of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in Third Avenue Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund - see "Choosing a Share Class" for details about classes)
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. The S&P 500 is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The index performance reported since inception is relevant for Institutional Class only
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 31.32% (quarter ending 6/30/09) and the lowest return for a quarter was (23.79)% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Investor Class vary from those of the Institutional Class
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ending 12/31/12
MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.60%)	[1]
10 Years	rr_AverageAnnualReturnYear10	8.08%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[1],[2]
Standard & Poor’s 500 Index (S&P 500) (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.48%	[1],[2]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.11%	[3]
Expense Limitation Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	616
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,356
Annual Return 2003	rr_AnnualReturn2003	37.08%
Annual Return 2004	rr_AnnualReturn2004	26.60%
Annual Return 2005	rr_AnnualReturn2005	16.50%
Annual Return 2006	rr_AnnualReturn2006	14.70%
Annual Return 2007	rr_AnnualReturn2007	5.75%
Annual Return 2008	rr_AnnualReturn2008	(45.60%)
Annual Return 2009	rr_AnnualReturn2009	44.51%
Annual Return 2010	rr_AnnualReturn2010	13.87%
Annual Return 2011	rr_AnnualReturn2011	(20.68%)
Annual Return 2012	rr_AnnualReturn2012	27.48%
1 Year	rr_AverageAnnualReturnYear01	27.48%
5 Years	rr_AverageAnnualReturnYear05	(1.97%)
10 Years	rr_AverageAnnualReturnYear10	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	11.76%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1990
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.82%	[4]
5 Years	rr_AverageAnnualReturnYear05	(2.45%)	[4]
10 Years	rr_AverageAnnualReturnYear10	7.47%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.56%	[2],[4]
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.35%	[4]
5 Years	rr_AverageAnnualReturnYear05	(1.88%)	[4]
10 Years	rr_AverageAnnualReturnYear10	6.98%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%	[2],[4]
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.36%	[3]
Expense Limitation Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,640
1 Year	rr_AverageAnnualReturnYear01	27.17%	[5]
5 Years	rr_AverageAnnualReturnYear05		[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[2],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009	[5]

[1]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. The S&P 500 is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The index performance reported since inception is relevant for Institutional Class only.
[2]	Institutional Class commenced operations on November 1, 1990; Investor Class commenced operations on December 31, 2009.
[3]	Third Avenue Management LLC (the "Adviser") has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	After-tax returns for the Investor Class vary from those of the Institutional Class.

THIRD AVENUE SMALL-CAP VALUE FUND | THIRD AVENUE SMALL-CAP VALUE FUND
THIRD AVENUE SMALL-CAP VALUE FUND
Investment Objective
Third Avenue Small-Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Small-Cap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THIRD AVENUE SMALL-CAP VALUE FUND	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses THIRD AVENUE SMALL-CAP VALUE FUND		Institutional Class	Investor Class
Management (Advisory) Fee		0.90%	0.90%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.23%	0.23%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	1.13%	1.38%
[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Small-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THIRD AVENUE SMALL-CAP VALUE FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	115	359	622	1,374
Investor Class	140	437	755	1,657

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small-Cap Risk. The Fund invests in smaller companies, whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Small-Cap Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 23.29% (quarter ending 6/30/09) and the lowest return for a quarter was (28.68)% (quarter ending 12/31/08).
Average Annual Total Returns For the periods ending 12/31/12
Average Annual Returns THIRD AVENUE SMALL-CAP VALUE FUND		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		16.79%	1.14%	8.40%	8.11%	[1]	Apr 1, 1997
Investor Class	[2]	16.56%			8.66%	[1]	Dec 31, 2009
After Taxes on Distributions Institutional Class	[3]	16.23%	0.81%	7.83%	7.50%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class	[3]	11.62%	0.89%	7.31%	7.05%	[1]
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	[4]	16.35%	3.56%	9.72%	7.32%	[1]
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	[4]	18.05%	3.55%	9.50%	8.73%	[1]
S&P Small Cap 600 Index (reflects no deductions for fees, expenses, or taxes)	[4]	16.33%	5.14%	10.45%	9.28%	[1]
[1]	Institutional Class commenced operations on April 1, 1997; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns for the Investor Class vary from those of the Institutional Class.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Russell 2000 Index measures the performance of small companies. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P Small Cap 600 Index is a small cap index that covers approximately 3% of the U.S. equities market and consists of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The index performance reported since inception is relevant for Institutional Class only.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THIRD AVENUE SMALL-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Third Avenue Small-Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Small-Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue Small-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small-Cap Risk. The Fund invests in smaller companies, whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in Third Avenue Small-Cap Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue Small-Cap Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund - see "Choosing a Share Class" for details about classes).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Russell 2000 Index measures the performance of small companies. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P Small Cap 600 Index is a small cap index that covers approximately 3% of the U.S. equities market and consists of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The index performance reported since inception is relevant for Institutional Class only.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 23.29% (quarter ending 6/30/09) and the lowest return for a quarter was (28.68)% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Investor Class vary from those of the Institutional Class
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ending 12/31/12
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%	[1],[2]
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.55%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.50%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.73%	[1],[2]
S&P Small Cap 600 Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.33%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.14%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.45%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%	[1],[2]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,374
Annual Return 2003	rr_AnnualReturn2003	39.08%
Annual Return 2004	rr_AnnualReturn2004	21.27%
Annual Return 2005	rr_AnnualReturn2005	11.09%
Annual Return 2006	rr_AnnualReturn2006	11.44%
Annual Return 2007	rr_AnnualReturn2007	1.38%
Annual Return 2008	rr_AnnualReturn2008	(34.56%)
Annual Return 2009	rr_AnnualReturn2009	25.28%
Annual Return 2010	rr_AnnualReturn2010	16.17%
Annual Return 2011	rr_AnnualReturn2011	(4.87%)
Annual Return 2012	rr_AnnualReturn2012	16.79%
1 Year	rr_AverageAnnualReturnYear01	16.79%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1997
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.81%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.83%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%	[2],[4]
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.62%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.89%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.31%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.05%	[2],[4]
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.38%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_AverageAnnualReturnYear01	16.56%	[5]
5 Years	rr_AverageAnnualReturnYear05		[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%	[2],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009	[5]

[1]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Russell 2000 Index measures the performance of small companies. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P Small Cap 600 Index is a small cap index that covers approximately 3% of the U.S. equities market and consists of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The index performance reported since inception is relevant for Institutional Class only.
[2]	Institutional Class commenced operations on April 1, 1997; Investor Class commenced operations on December 31, 2009.
[3]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	After-tax returns for the Investor Class vary from those of the Institutional Class.

THIRD AVENUE REAL ESTATE VALUE FUND | THIRD AVENUE REAL ESTATE VALUE FUND
THIRD AVENUE REAL ESTATE VALUE FUND
Investment Objective
Third Avenue Real Estate Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Real Estate Value Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees THIRD AVENUE REAL ESTATE VALUE FUND	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses THIRD AVENUE REAL ESTATE VALUE FUND		Institutional Class	Investor Class
Management (Advisory) Fee		0.90%	0.90%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.19%	0.19%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	1.09%	1.34%
[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Real Estate Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THIRD AVENUE REAL ESTATE VALUE FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	111	346	601	1,329
Investor Class	136	424	734	1,612

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment (“real estate companies”). The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans by real state that the Adviser believes have above-average yield potential. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies holding real estate affected by those industries to decline.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund. A decrease in the performance of real estate securities may cause a drop in the per share value of the Fund, as there is no industry diversification to offset such a decrease.

Real Estate Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund’s holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in this sector may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Real Estate Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 36.39% (quarter ending 6/30/09) and the lowest return for a quarter was (30.78)% (quarter ending 12/31/08).
Average Annual Total Returns For the periods ending 12/31/12
Average Annual Returns THIRD AVENUE REAL ESTATE VALUE FUND		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		36.24%	1.52%	9.98%	11.48%	[1]	Sep 17, 1998
Investor Class	[2]	35.94%			11.78%	[1]	Dec 31, 2009
After Taxes on Distributions Institutional Class	[3]	33.67%	0.80%	8.88%	10.33%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class	[3]	24.90%	1.01%	8.49%	9.86%	[1]
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)	[4]	28.65%	1.07%	12.08%	10.99%	[1]
[1]	Institutional Class commenced operations on September 17, 1998; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns for the Investor Class vary from those of the Institutional Class.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The index performance reported since inception is relevant for Institutional Class only.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THIRD AVENUE REAL ESTATE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Third Avenue Real Estate Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Real Estate Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue Real Estate Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment (“real estate companies”). The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans by real state that the Adviser believes have above-average yield potential. The Fund also invests in both domestic and foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies holding real estate affected by those industries to decline.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund. A decrease in the performance of real estate securities may cause a drop in the per share value of the Fund, as there is no industry diversification to offset such a decrease.

Real Estate Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund’s holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in this sector may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund. A decrease in the performance of real estate securities may cause a drop in the per share value of the Fund, as there is no industry diversification to offset such a decrease.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in Third Avenue Real Estate Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue Real Estate Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund - see "Choosing a Share Class" for details about classes).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The index performance reported since inception is relevant for Institutional Class only.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 36.39% (quarter ending 6/30/09) and the lowest return for a quarter was (30.78)% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.78%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Investor Class vary from those of the Institutional Class
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ending 12/31/12
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.65%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.07%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.08%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%	[1],[2]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.09%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Annual Return 2003	rr_AnnualReturn2003	37.34%
Annual Return 2004	rr_AnnualReturn2004	28.16%
Annual Return 2005	rr_AnnualReturn2005	14.38%
Annual Return 2006	rr_AnnualReturn2006	30.17%
Annual Return 2007	rr_AnnualReturn2007	(8.35%)
Annual Return 2008	rr_AnnualReturn2008	(44.60%)
Annual Return 2009	rr_AnnualReturn2009	38.62%
Annual Return 2010	rr_AnnualReturn2010	17.70%
Annual Return 2011	rr_AnnualReturn2011	(12.35%)
Annual Return 2012	rr_AnnualReturn2012	36.24%
1 Year	rr_AverageAnnualReturnYear01	36.24%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 1998
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.67%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.80%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.88%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%	[2],[4]
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.90%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.01%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.49%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%	[2],[4]
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.34%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,612
1 Year	rr_AverageAnnualReturnYear01	35.94%	[5]
5 Years	rr_AverageAnnualReturnYear05		[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	11.78%	[2],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009	[5]

[1]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The index performance reported since inception is relevant for Institutional Class only.
[2]	Institutional Class commenced operations on September 17, 1998; Investor Class commenced operations on December 31, 2009.
[3]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15% and 1.40% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	After-tax returns for the Investor Class vary from those of the Institutional Class.

THIRD AVENUE INTERNATIONAL VALUE FUND | THIRD AVENUE INTERNATIONAL VALUE FUND
THIRD AVENUE INTERNATIONAL VALUE FUND
Investment Objective
Third Avenue International Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue International Value Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees THIRD AVENUE INTERNATIONAL VALUE FUND	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses THIRD AVENUE INTERNATIONAL VALUE FUND		Institutional Class	Investor Class
Management (Advisory) Fee		1.25%	1.25%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.19%	0.19%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	1.44%	1.69%
Expense Limitation Adjustment	[1]	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	1.40%	1.65%
[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.40% and 1.65% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in Third Avenue International Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THIRD AVENUE INTERNATIONAL VALUE FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	143	452	784	1,722
Investor Class	168	529	915	1,995

The Example reflects the impact of the Expense Limitation Agreement in year one only. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective primarily by acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries and, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued.

Principal Investment Risks

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region.Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies, whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue International Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 25.83% (quarter ending 6/30/09) and the lowest return for a quarter was (20.31)% (quarter ending 12/31/08).
Annual Total Returns For the periods ending 12/31/12
Average Annual Returns THIRD AVENUE INTERNATIONAL VALUE FUND		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		21.50%	(0.58%)	10.61%	9.31%	[1]	Dec 31, 2001
Investor Class	[2]	21.26%			4.33%	[1]	Dec 31, 2009
After Taxes on Distributions Institutional Class	[3]	21.47%	(0.64%)	9.75%	8.51%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class	[3]	14.31%	(0.38%)	9.29%	8.12%	[1]
MSCI All Country World ex US Index (reflects no deductions for fees, expenses, or taxes)	[4]	17.39%	(2.44%)	10.22%	7.68%	[1]
[1]	Institutional Class commenced operations on December 31, 2001; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns for the Investor Class vary from those of the Institutional Class.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI All Country World ex US Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. The index performance reported since inception is relevant for Institutional Class only.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THIRD AVENUE INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Third Avenue International Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue International Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue International Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example reflects the impact of the Expense Limitation Agreement in year one only. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective primarily by acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries and, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region.Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies, whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in Third Avenue International Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue International Value Fund. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund - see "Choosing a Share Class" for details about classes).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI All Country World ex US Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. The index performance reported since inception is relevant for Institutional Class only.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 25.83% (quarter ending 6/30/09) and the lowest return for a quarter was (20.31)% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.31%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Investor Class vary from those of the Institutional Class
Caption	rr_AverageAnnualReturnCaption	Annual Total Returns For the periods ending 12/31/12
MSCI All Country World ex US Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.39%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.44%)	[1]
10 Years	rr_AverageAnnualReturnYear10	10.22%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%	[1],[2]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.44%	[3]
Expense Limitation Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	784
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,722
Annual Return 2003	rr_AnnualReturn2003	54.68%
Annual Return 2004	rr_AnnualReturn2004	27.71%
Annual Return 2005	rr_AnnualReturn2005	18.00%
Annual Return 2006	rr_AnnualReturn2006	17.13%
Annual Return 2007	rr_AnnualReturn2007	3.36%
Annual Return 2008	rr_AnnualReturn2008	(37.28%)
Annual Return 2009	rr_AnnualReturn2009	35.43%
Annual Return 2010	rr_AnnualReturn2010	11.11%
Annual Return 2011	rr_AnnualReturn2011	(15.28%)
Annual Return 2012	rr_AnnualReturn2012	21.50%
1 Year	rr_AverageAnnualReturnYear01	21.50%
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
10 Years	rr_AverageAnnualReturnYear10	10.61%
Since Inception	rr_AverageAnnualReturnSinceInception	9.31%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.47%	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.64%)	[4]
10 Years	rr_AverageAnnualReturnYear10	9.75%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%	[2],[4]
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.31%	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.38%)	[4]
10 Years	rr_AverageAnnualReturnYear10	9.29%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[2],[4]
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.69%	[3]
Expense Limitation Adjustment	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	915
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,995
1 Year	rr_AverageAnnualReturnYear01	21.26%	[5]
5 Years	rr_AverageAnnualReturnYear05		[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%	[2],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009	[5]

[1]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI All Country World ex US Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. The index performance reported since inception is relevant for Institutional Class only.
[2]	Institutional Class commenced operations on December 31, 2001; Investor Class commenced operations on December 31, 2009.
[3]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.40% and 1.65% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	After-tax returns for the Investor Class vary from those of the Institutional Class.

Third Avenue Focused Credit Fund | Third Avenue Focused Credit Fund
Third Avenue Focused Credit Fund
Investment Objective
Third Avenue Focused Credit Fund seeks long-term total return, which may include investment returns from a combination of sources including capital appreciation, fees and interest income.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Focused Credit Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Third Avenue Focused Credit Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Third Avenue Focused Credit Fund		Institutional Class	Investor Class
Management (Advisory) Fee		0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses (as a percentage of net assets)	[1]	0.89%	1.14%
[1]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.95% and 1.20% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Focused Credit Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Third Avenue Focused Credit Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	91	284	493	1,096
Investor Class	116	362	627	1,384

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Portfolio Turnover

The Fund pays transaction costs, such as commissions or mark-ups, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective mainly by investing in bonds and other types of credit instruments and intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Inc. (“Moody’s), Standard and Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”). Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in bonds and other types of credit instruments.

Credit instruments include high-yield bonds (commonly known as “junk bonds” or “junk debt”), bank debt, convertible bonds or preferred stock, loans made to bankrupt companies (including debtor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments. In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued.

The Fund may have significant investments in distressed and defaulted securities and intends to focus on a relatively small number of issuers.

The Fund may also purchase equity securities or hold significant positions in equity or other assets that the Fund receives as part of a reorganization process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous.

Principal Investment Risks

Changing Distribution Levels Risk. The amount of the distributions paid by the Fund generally depends upon the amount of taxable income earned by the Fund from the investments it holds. In certain circumstances the Fund may be treated as receiving taxable income even though no cash is received. The Fund may not be able to pay distributions or may have to reduce distribution levels if the cash distributions that the Fund receives from its investments decline.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities.

High-Yield and Distressed Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) and distressed securities may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Fund and can adversely affect the Fund’s return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Fund. To the extent that any such payments are recaptured from the Fund the resulting loss will be borne by the Fund and its investors. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues.  There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified and may focus or concentrate its investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Focused Credit Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (the Fund commenced operations on August 31, 2009). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 7.19% (quarter ending 3/31/12) and the lowest return for a quarter was (11.52)% (quarter ending 9/30/11).
Average Annual Total Returns For the periods ending 12/31/12
Average Annual Returns Third Avenue Focused Credit Fund		1 Year	Since Inception		Inception Date
Institutional Class		17.23%	10.00%	[1]	Aug 31, 2009
Investor Class	[2]	17.04%	9.80%	[1]	Aug 31, 2009
After Taxes on Distributions Institutional Class	[3]	14.32%	6.95%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class	[3]	11.10%	6.80%	[1]
Barclays Capital U.S. Corporate High Yield Index4 (reflects no deductions for fees, expenses or taxes)	[4]	15.81%	14.50%	[1]	Aug 31, 2009
Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	[4]	9.43%	5.76%	[1]	Aug 31, 2009
[1]	August 31, 2009.
[2]	After-tax returns for the Investor Class vary from those of the Institutional Class.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Barclays Capital U.S. Corporate High Yield Index comprises issues that have at least $150 million par value outstanding, a maximum credit rating of Ba1 or BB+ (including defaulted issues) and at least one year to maturity. The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the U.S. dollar-denominated leveraged loan market.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Third Avenue Focused Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Third Avenue Focused Credit Fund seeks long-term total return, which may include investment returns from a combination of sources including capital appreciation, fees and interest income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Focused Credit Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions or mark-ups, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Third Avenue Focused Credit Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective mainly by investing in bonds and other types of credit instruments and intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Inc. (“Moody’s), Standard and Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”). Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in bonds and other types of credit instruments.

Credit instruments include high-yield bonds (commonly known as “junk bonds” or “junk debt”), bank debt, convertible bonds or preferred stock, loans made to bankrupt companies (including debtor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments. In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued.

The Fund may have significant investments in distressed and defaulted securities and intends to focus on a relatively small number of issuers.

The Fund may also purchase equity securities or hold significant positions in equity or other assets that the Fund receives as part of a reorganization process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Changing Distribution Levels Risk. The amount of the distributions paid by the Fund generally depends upon the amount of taxable income earned by the Fund from the investments it holds. In certain circumstances the Fund may be treated as receiving taxable income even though no cash is received. The Fund may not be able to pay distributions or may have to reduce distribution levels if the cash distributions that the Fund receives from its investments decline.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities.

High-Yield and Distressed Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) and distressed securities may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Fund and can adversely affect the Fund’s return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Fund. To the extent that any such payments are recaptured from the Fund the resulting loss will be borne by the Fund and its investors. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues.  There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified and may focus or concentrate its investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may focus or concentrate its investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in Third Avenue Focused Credit Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (the Fund commenced operations on August 31, 2009). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling 1-800-443-1021.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in Third Avenue Focused Credit Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Barclays Capital U.S. Corporate High Yield Index comprises issues that have at least $150 million par value outstanding, a maximum credit rating of Ba1 or BB+ (including defaulted issues) and at least one year to maturity. The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the U.S. dollar-denominated leveraged loan market.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-1021
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thirdave.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The bar chart shows changes in the performance of the Fund's Institutional Class shares from year to year (the Fund commenced operations on August 31, 2009).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 7.19% (quarter ending 3/31/12) and the lowest return for a quarter was (11.52)% (quarter ending 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.52%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Investor Class vary from those of the Institutional Class
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ending 12/31/12
Barclays Capital U.S. Corporate High Yield Index4 (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.50%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2009	[1]
Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.43%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2009	[1]
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.14%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,384
Annual Return 2010	rr_AnnualReturn2010	15.63%
Annual Return 2011	rr_AnnualReturn2011	(4.60%)
Annual Return 2012	rr_AnnualReturn2012	17.23%
1 Year	rr_AverageAnnualReturnYear01	17.04%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%	[2],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2009	[4]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	0.89%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_AverageAnnualReturnYear01	17.23%
Since Inception	rr_AverageAnnualReturnSinceInception	10.00%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2009
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.32%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[2],[5]
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.10%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%	[2],[5]

[1]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Barclays Capital U.S. Corporate High Yield Index comprises issues that have at least $150 million par value outstanding, a maximum credit rating of Ba1 or BB+ (including defaulted issues) and at least one year to maturity. The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the U.S. dollar-denominated leveraged loan market.
[2]	August 31, 2009.
[3]	The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.95% and 1.20% of the average daily net assets of the Institutional Class and Investor Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Expense Limitation Agreement can only be terminated prior to expiration by the independent Trustees of the Fund.
[4]	After-tax returns for the Investor Class vary from those of the Institutional Class.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013